Stockholders' Equity - Equity Issuances (Q1) (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2022	Dec. 31, 2021	Jun. 04, 2021
Lincoln Park Agreement
Class of Stock [Line Items]
Aggregate offering amount authorized per agreement	$ 26,000,000.0
Commitment shares issued as consideration per agreement (in shares)	181,510
Number of shares sold (in shares)	250,000
Price of shares sold (in dollars per share)	$ 4.00
Gross price for stock transaction	$ 1,000,000
Term of agreement (in months)	36 months
Number of shares allowable to direct for Regular Purchase (in shares)	100,000
Maximum obligation per directed purchase transaction for Regular Purchase	$ 2,500,000
Maximum shares allowed in Accelerated Purchase as percent of shares In Regular Purchase (percent)	300.00%
Maximum shares allowed in Accelerated Purchase as percent of shares traded during specified period (percent)	30.00%
Maximum beneficial ownership allowable per agreement (percent)	9.99%
Accelerated purchases specified floor price threshold for directed purchases			$ 1.00
ATM Agreement
Class of Stock [Line Items]
Aggregate offering amount authorized per agreement				$ 50,000,000.0
Stock issued (shares)		0	0